Label	Element	Value
Yields For You Income Strategy A ETF | State Street SPDR Bloomberg 1-3 Month T-Bill ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	34.50%
Yields For You Income Strategy A ETF | Touchstone Ultra Short Income ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	29.70%
Yields For You Income Strategy A ETF | AAM Low Duration Preferred and Income Securities ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	21.20%
Yields For You Income Strategy A ETF | JPMorgan Nasdaq Equity Premium Income ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.50%
Yields For You Income Strategy A ETF | JPMorgan Equity Premium Income ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.10%
Yields For You Income Strategy A ETF | BondBloxx Bloomberg Two Year Target Duration US Treasury ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.90%